PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost:		$ 1,969,701	$ 642,185
Accumulated depreciation:		824,901	24,821
Property and equipment, net	991,000	1,145,000	617,364
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:		138,379	51,466
Accumulated depreciation:		37,114	10,196
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:		61,987	12,823
Accumulated depreciation:		3,255	535
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:		1,769,335	574,515
Accumulated depreciation:		784,532	13,727
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:		0	3,381
Accumulated depreciation:		$ 0	$ 363